Transamerica Bond

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.6%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 432,234	$ 421,749
Accelerated LLC
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	3,273,970	2,900,927
Series 2021-1H, Class D,
3.58%, 10/20/2040 (A)	1,960,814	1,729,869
Anchorage Capital CLO 16 Ltd.
Series 2020-16A, Class CR,
3-Month LIBOR + 2.40%, 7.20% (B), 01/19/2035 (A)	2,700,000	2,576,121
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class C,
3-Month Term SOFR + 2.35%, 6.99% (B), 04/20/2035 (A)	4,400,000	4,138,812
Anchorage Capital CLO 9 Ltd.
Series 2016-9A, Class AR2,
3-Month LIBOR + 1.14%, 5.93% (B), 07/15/2032 (A)	3,600,000	3,558,690
Aqua Finance Trust
Series 2021-A, Class A,
1.54%, 07/17/2046 (A)	2,447,732	2,196,692
Battalion CLO XVI Ltd.
Series 2019-16A, Class CR,
3-Month LIBOR + 2.25%, 7.06% (B), 12/19/2032 (A)	3,100,000	2,953,029
Battalion CLO XXI Ltd.
Series 2021-21A, Class A,
3-Month LIBOR + 1.18%, 5.97% (B), 07/15/2034 (A)	2,880,000	2,830,856
Bavarian Sky UK 5 PLC
Series 2014-1A, Class A1A2,
3-Month LIBOR + 1.20%, 6.01% (B), 10/20/2034 (A)	4,500,000	4,371,633
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (A)	96,499	93,463
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	288,356	277,162
Series 2020-A, Class A,
1.55%, 02/28/2036 (A)	1,004,668	909,573
CARS-DB4 LP
Series 2020-1A, Class A1,
2.69%, 02/15/2050 (A)	1,098,082	1,037,303
Series 2020-1A, Class A4,
3.19%, 02/15/2050 (A)	5,961,169	5,628,845
CARS-DB5 LP
Series 2021-1A, Class A3,
1.92%, 08/15/2051 (A)	4,113,133	3,565,128
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (B), 05/25/2032	6,731	5,220
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	4,727,000	4,244,645

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A,
1.76%, 04/15/2049 (A)	$ 3,375,000	$ 2,891,146
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	522,359	511,941
ExteNet LLC
Series 2019-1A, Class A2,
3.20%, 07/26/2049 (A)	2,765,000	2,607,968
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	2,734,716	2,088,191
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	3,044,247	2,475,775
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (A)	3,907,275	3,237,862
GSAA Home Equity Trust
Series 2006-1, Class A3,
1-Month LIBOR + 0.66%, 5.17% (B), 01/25/2036	972,543	431,944
Hilton Grand Vacations Trust
Series 2018-AA, Class C,
4.00%, 02/25/2032 (A)	460,692	441,342
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	317,124	309,060
JGWPT XXIII LLC
Series 2011-1A, Class A,
4.70%, 10/15/2056 (A)	1,110,314	1,063,659
Lehman XS Trust
Series 2005-8, Class 1A3,
1-Month LIBOR + 0.70%, 5.21% (B), 12/25/2035	739,515	763,273
Longfellow Place CLO Ltd.
Series 2013-1A, Class AR3,
3-Month LIBOR + 1.00%, 5.79% (B), 04/15/2029 (A)	999,510	995,925
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	605,299	564,977
Series 2021-1WA, Class C,
1.94%, 01/22/2041 (A)	3,581,327	3,240,223
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	1,047,632	995,457
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	13,300,000	12,894,190
Series 2020-T1, Class BT1,
1.82%, 08/15/2053 (A)	2,400,000	2,321,181
Series 2020-T1, Class DT1,
3.01%, 08/15/2053 (A)	3,390,000	3,275,127
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	20,909,042	20,239,390
Series 2020-T2, Class CT2,
2.17%, 09/15/2053 (A)	1,200,000	1,158,840
Octagon 54 Ltd.
Series 2021-1A, Class A1,
3-Month LIBOR + 1.12%, 5.91% (B), 07/15/2034 (A)	2,750,000	2,711,580

Transamerica Funds	Page 1

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	$ 154,416	$ 148,559
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	344,204	332,822
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	270,704	260,556
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	270,703	257,117
Pikes Peak CLO 4
Series 2019-4A, Class AR,
3-Month LIBOR + 1.20%, 5.99% (B), 07/15/2034 (A)	4,395,000	4,332,714
Santander Drive Auto Receivables Trust
Series 2021-2, Class D,
1.35%, 07/15/2027	3,434,000	3,228,748
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	419,104	415,461
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	450,734	436,393
Series 2019-1A, Class B,
3.42%, 01/20/2036 (A)	316,989	305,747
Series 2019-2A, Class A,
2.59%, 05/20/2036 (A)	443,489	429,474
Series 2019-2A, Class D,
4.54%, 05/20/2036 (A)	449,970	424,638
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	217,574	205,574
Series 2020-2A, Class B,
2.32%, 07/20/2037 (A)	1,056,576	989,773
Series 2021-1A, Class C,
1.79%, 11/20/2037 (A)	2,164,185	1,993,042
Series 2021-1A, Class D,
3.17%, 11/20/2037 (A)	1,499,966	1,372,274
STORE Master Funding I LLC
Series 2015-1A, Class A2,
4.17%, 04/20/2045 (A)	1,033,344	978,064
Sunnova Helios V Issuer LLC
Series 2021-A, Class A,
1.80%, 02/20/2048 (A)	2,366,483	1,960,779
TICP CLO III-2 Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 6.16% (B), 04/20/2028 (A)	1,250,000	1,241,234
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	268,039	264,042
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	250,030	243,433
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	1,894,768	1,807,068
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	1,797,673	1,717,127
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	1,613,676	1,554,766
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	2,983,423	2,778,487
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	974,647	938,806
Series 2019-1, Class A1,
3.73% (B), 03/25/2058 (A)	5,230,386	5,034,584
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	7,992,096	7,159,877
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (A)	5,085,000	4,559,474

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	$ 299,565	$ 291,041
Welk Resorts LLC
Series 2019-AA, Class A,
2.80%, 06/15/2038 (A)	635,522	614,467
Wellfleet CLO Ltd.
Series 2015-1A, Class BR4,
3-Month LIBOR + 1.55%, 6.36% (B), 07/20/2029 (A)	3,815,000	3,734,061
Series 2016-2A, Class A2R,
3-Month LIBOR + 1.58%, 6.39% (B), 10/20/2028 (A)	4,975,000	4,887,002
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 6.43% (B), 10/20/2029 (A)	4,000,000	3,919,932
Series 2022-1A, Class C,
3-Month Term SOFR + 2.85%, 7.51% (B), 04/15/2034 (A)	2,500,000	2,375,603

Total Asset-Backed Securities (Cost $180,963,598)		169,851,507

CORPORATE DEBT SECURITIES - 46.2%
Aerospace & Defense - 0.9%
Boeing Co.
5.15%, 05/01/2030	3,195,000	3,213,202
5.93%, 05/01/2060	3,758,000	3,805,547
Embraer Netherlands Finance BV
6.95%, 01/17/2028 (A)	2,343,000	2,418,960
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	2,986,000	2,521,071

		11,958,780

Air Freight & Logistics - 0.2%
GXO Logistics, Inc.
2.65%, 07/15/2031	4,221,000	3,307,647

Airlines - 0.5%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,486,818	1,290,977
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	1,655,000	1,637,309
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	2,086,000	2,029,441
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,255,385	1,170,304
4.15%, 02/25/2033	1	1

		6,128,032

Auto Components - 0.1%
Aptiv PLC / Aptiv Corp.
3.25%, 03/01/2032	1,762,000	1,517,227

Automobiles - 0.4%
General Motors Co.
6.25%, 10/02/2043	2,723,000	2,700,640
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (A)	2,185,000	2,274,613

		4,975,253

Banks - 4.7%
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	3,000,000	2,523,298
Fixed until 04/27/2032, 4.57% (B), 04/27/2033	6,806,000	6,559,346

Transamerica Funds	Page 2

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	$ 6,090,000	$ 6,389,939
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	4,265,000	4,105,063
BNP Paribas SA
Fixed until 11/17/2027 (C), 9.25% (A) (B)	5,233,000	5,683,038
BPCE SA
4.50%, 03/15/2025 (A) (D)	3,992,000	3,885,159
Citigroup, Inc.
Fixed until 12/10/2025 (C), 4.00% (B)	3,111,000	2,877,980
Commerzbank AG
8.13%, 09/19/2023 (A)	4,661,000	4,703,737
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	7,981,000	8,709,766
JPMorgan Chase & Co.
Fixed until 02/01/2025 (C), 4.60% (B)	4,698,000	4,395,566
Fixed until 09/14/2032, 5.72% (B), 09/14/2033	4,493,000	4,622,478
Lloyds Banking Group PLC
Fixed until 06/27/2026 (C), 6.75% (B)	2,567,000	2,506,324
Truist Financial Corp.
5.12% (B), 01/26/2034	4,073,000	4,113,855
Wells Fargo & Co.
Fixed until 07/25/2027, 4.81% (B), 07/25/2028	2,561,000	2,551,499

		63,627,048

Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,089,000	998,962
4.75%, 01/23/2029	2,771,000	2,807,723
Constellation Brands, Inc.
3.15%, 08/01/2029	1,344,000	1,224,156
3.70%, 12/06/2026	771,000	743,825
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	3,655,000	3,188,037

		8,962,703

Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	1,193,000	1,143,973
4.05%, 11/21/2039	2,650,000	2,378,075
Amgen, Inc.
2.00%, 01/15/2032	1,419,000	1,146,148
CSL Finance PLC
4.63%, 04/27/2042 (A) (D)	2,278,000	2,175,990

		6,844,186

Building Products - 0.8%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	859,000	800,964
Carlisle Cos., Inc.
2.20%, 03/01/2032	2,572,000	2,047,525
3.75%, 12/01/2027	1,452,000	1,390,459
Carrier Global Corp.
2.72%, 02/15/2030	1,942,000	1,692,625

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Owens Corning
7.00%, 12/01/2036	$ 2,467,000	$ 2,801,760
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	2,179,000	1,730,823

		10,464,156

Capital Markets - 2.1%
Credit Suisse AG
6.50%, 08/08/2023 (A)	3,070,000	3,020,573
Credit Suisse Group AG
Fixed until 08/21/2026 (C), 6.38% (A) (B)	2,816,000	2,280,960
Fixed until 11/15/2032, 9.02% (B), 11/15/2033 (A)	2,324,000	2,608,279
Deutsche Bank AG
Fixed until 05/24/2023, 4.30% (B), 05/24/2028	4,232,000	4,127,573
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (B), 02/24/2033	5,681,000	4,853,441
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	3,175,000	2,832,733
Morgan Stanley
Fixed until 07/20/2032, 4.89% (B), 07/20/2033	3,476,000	3,433,929
Fixed until 02/01/2028, 5.12% (B), 02/01/2029	1,568,000	1,582,512
Northern Trust Corp.
6.13%, 11/02/2032	3,856,000	4,229,654

		28,969,654

Chemicals - 0.7%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	1,005,000	861,063
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (A)	2,647,000	2,190,010
Mosaic Co.
4.05%, 11/15/2027	1,382,000	1,350,484
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	2,800,000	2,759,036
Nutrien Ltd.
4.20%, 04/01/2029	2,011,000	1,945,716

		9,106,309

Commercial Services & Supplies - 1.0%
ADT Security Corp.
4.13%, 08/01/2029 (A)	2,728,000	2,425,956
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	1,796,000	1,672,688
5.55%, 05/30/2033 (A)	2,013,000	2,016,271
Stericycle, Inc.
3.88%, 01/15/2029 (A)	1,868,000	1,657,402
5.38%, 07/15/2024 (A)	1,408,000	1,394,441
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032	5,371,000	4,373,927

		13,540,685

Communications Equipment - 0.3%
CommScope, Inc.
4.75%, 09/01/2029 (A)	5,544,000	4,591,345

Construction & Engineering - 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	2,660,000	2,218,716

Transamerica Funds	Page 3

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	$ 2,561,000	$ 2,162,764
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	1,975,000	1,780,068
Quanta Services, Inc.
2.90%, 10/01/2030	2,043,000	1,750,144

		7,911,692

Construction Materials - 0.2%
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	2,580,000	2,437,687
CRH America, Inc.
3.88%, 05/18/2025 (A)	1,000,000	975,816

		3,413,503

Consumer Finance - 1.1%
Ally Financial, Inc.
8.00%, 11/01/2031	3,848,000	4,214,090
BMW US Capital LLC
2.80%, 04/11/2026 (A)	1,921,000	1,821,222
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	4,705,000	4,409,996
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (A)	3,359,000	2,721,023
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A) (D)	2,089,000	1,799,174

		14,965,505

Containers & Packaging - 1.1%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	2,004,000	1,976,004
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	4,070,000	4,067,151
7.88%, 08/15/2026 (A) (E)	1,320,000	1,331,550
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	3,570,000	3,204,075
Sonoco Products Co.
2.25%, 02/01/2027	2,168,000	1,958,769
WRKCo, Inc.
3.90%, 06/01/2028 (D)	2,405,000	2,279,696

		14,817,245

Diversified Financial Services - 2.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041	3,574,000	2,776,350
4.45%, 04/03/2026	3,579,000	3,466,288
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,920,000	1,707,018
3.50%, 11/01/2027 (A)	1,507,000	1,347,126
5.50%, 12/15/2024 (A)	5,008,000	4,957,558
Equitable Holdings, Inc.
5.59%, 01/11/2033	4,014,000	4,099,015
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	5,711,000	5,032,819
Mexico Remittances Funding Fiduciary Estate Management SARL
4.88%, 01/15/2028 (A)	6,098,000	5,626,029
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	4,725,000	4,419,598
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,800,000	2,415,028
5.50%, 05/15/2029 (A)	3,940,000	3,635,210

		39,482,039

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.4%
Axian Telecom
7.38%, 02/16/2027 (A)	$ 1,148,000	$ 1,057,595
Verizon Communications, Inc.
1.75%, 01/20/2031	2,923,000	2,348,965
4.13%, 03/16/2027	2,134,000	2,104,231

		5,510,791

Electric Utilities - 0.9%
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	4,456,000	4,157,083
EDP Finance BV
3.63%, 07/15/2024 (A)	5,254,000	5,157,518
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	598,000	492,394
3.63%, 02/15/2031 (A)	854,000	670,211
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,960,000	1,577,661

		12,054,867

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc.
2.95%, 02/15/2032	2,776,000	2,296,537
Keysight Technologies, Inc.
4.60%, 04/06/2027	2,272,000	2,270,294
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	210,000	178,313
4.38%, 02/15/2030 (A)	1,498,000	1,356,289

		6,101,433

Energy Equipment & Services - 0.2%
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,793,000	1,711,536
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	1,737,000	1,654,906

		3,366,442

Equity Real Estate Investment Trusts - 2.7%
Broadstone Net Lease LLC
2.60%, 09/15/2031	2,555,000	1,945,267
Corporate Office Properties LP
2.00%, 01/15/2029	879,000	695,114
2.25%, 03/15/2026	1,251,000	1,130,845
EPR Properties
3.75%, 08/15/2029	2,420,000	2,005,917
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (A)	1,830,000	1,624,125
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	1,602,000	1,465,552
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	3,028,000	2,866,305
iStar, Inc.
4.25%, 08/01/2025	708,000	702,690
5.50%, 02/15/2026	3,496,000	3,522,220
Office Properties Income Trust
3.45%, 10/15/2031 (D)	2,042,000	1,429,901
Physicians Realty LP
2.63%, 11/01/2031	2,095,000	1,715,281
Realty Income Corp.
5.63%, 10/13/2032	1,146,000	1,211,806

Transamerica Funds	Page 4

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
SBA Tower Trust
1.63%, 05/15/2051 (A)	$ 1,660,000	$ 1,447,513
2.84%, 01/15/2050 (A)	6,883,000	6,504,123
Simon Property Group LP
2.20%, 02/01/2031 (D)	2,546,000	2,094,438
VICI Properties LP
4.95%, 02/15/2030	3,802,000	3,674,164
Weyerhaeuser Co.
4.00%, 04/15/2030	2,433,000	2,290,788

		36,326,049

Food & Staples Retailing - 0.9%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	3,318,000	2,639,494
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
4.63%, 01/15/2027 (A)	3,613,000	3,425,305
InRetail Consumer
3.25%, 03/22/2028 (A)	3,042,000	2,626,889
Sysco Corp.
5.95%, 04/01/2030	2,815,000	3,015,535

		11,707,223

Food Products - 1.2%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,035,000	1,873,263
2.75%, 05/14/2031 (D)	2,231,000	1,905,853
Cargill, Inc.
5.13%, 10/11/2032 (A)	1,530,000	1,586,578
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 02/02/2029 (A)	1,558,000	1,337,309
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (A)	3,473,000	2,826,154
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	680,000	598,400
5.50%, 12/15/2029 (A)	1,504,000	1,393,826
5.63%, 01/15/2028 (A)	800,000	774,304
Viterra Finance BV
4.90%, 04/21/2027 (A)	4,158,000	3,991,148

		16,286,835

Health Care Equipment & Supplies - 0.7%
Alcon Finance Corp.
2.75%, 09/23/2026 (A) (D)	2,053,000	1,905,738
5.75%, 12/06/2052 (A)	1,424,000	1,526,716
Boston Scientific Corp.
4.70%, 03/01/2049	529,000	507,512
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030 (A)	1,306,000	1,383,206
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,483,000	1,265,073
5.25%, 10/01/2029 (A) (D)	489,000	414,652
Stryker Corp.
1.95%, 06/15/2030	2,312,000	1,943,876

		8,946,773

Health Care Providers & Services - 1.8%
Centene Corp.
3.00%, 10/15/2030	1,171,000	1,001,205
3.38%, 02/15/2030	3,806,000	3,345,931
4.25%, 12/15/2027	1,047,000	1,004,795
CHS / Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	1,927,000	1,554,935
8.00%, 03/15/2026 (A)	425,000	413,546
Cigna Corp.
2.40%, 03/15/2030	3,032,000	2,610,635

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
CVS Health Corp.
4.78%, 03/25/2038	$ 1,892,000	$ 1,803,744
Elevance Health, Inc.
2.25%, 05/15/2030	2,121,000	1,805,343
5.13%, 02/15/2053	1,550,000	1,546,710
HCA, Inc.
4.13%, 06/15/2029	1,566,000	1,485,290
7.50%, 11/06/2033	1,031,000	1,137,882
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	1,695,000	1,515,032
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	1,151,000	1,063,006
Tenet Healthcare Corp.
5.13%, 11/01/2027	1,400,000	1,347,780
UnitedHealth Group, Inc.
6.05%, 02/15/2063	2,137,000	2,482,848

		24,118,682

Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp.
4.75%, 12/01/2027 (D)	849,000	807,117
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	999,000	904,933
Expedia Group, Inc.
2.95%, 03/15/2031	229,000	192,143
3.80%, 02/15/2028	1,761,000	1,661,584
GLP Capital LP / GLP Financing II, Inc.
4.00%, 01/15/2030	2,357,000	2,129,253
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	3,099,000	2,752,253
Hyatt Hotels Corp.
1.80%, 10/01/2024	1,368,000	1,296,490
International Game Technology PLC
6.50%, 02/15/2025 (A)	2,792,000	2,819,920
Marriott International, Inc.
2.75%, 10/15/2033	2,387,000	1,930,773
5.75%, 05/01/2025	292,000	296,824
MGM Resorts International
4.75%, 10/15/2028	1,627,000	1,470,477
5.75%, 06/15/2025	753,000	743,507
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	2,716,000	2,368,433
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	1,364,000	1,173,040
Scientific Games International, Inc.
7.00%, 05/15/2028 (A)	699,000	692,589
7.25%, 11/15/2029 (A)	796,000	798,109
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	4,525,000	3,854,305
Warnermedia Holdings, Inc.
5.05%, 03/15/2042 (A)	2,861,000	2,431,477

		28,323,227

Household Durables - 0.2%
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,383,000	2,003,281
6.75%, 06/01/2027	1,319,000	1,300,793

		3,304,074

Independent Power & Renewable Electricity Producers - 0.3%
Calpine Corp.
3.75%, 03/01/2031 (A)	4,515,000	3,764,130

Industrial Conglomerates - 0.2%
General Electric Co.
4.50%, 03/11/2044	2,625,000	2,410,291

Transamerica Funds	Page 5

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 2.0%
Aon Corp. / Aon Global Holdings PLC
5.00%, 09/12/2032 (D)	$ 3,143,000	$ 3,202,279
AXA SA
8.60%, 12/15/2030	3,593,000	4,430,361
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (B), 06/24/2046 (F)	6,400,000	6,370,560
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (B), 10/15/2051 (A)	5,907,000	5,085,193
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	1,800,000	1,838,250
Ohio National Financial Services, Inc.
5.80%, 01/24/2030 (A)	5,254,000	4,988,934
6.63%, 05/01/2031 (A)	1,451,000	1,412,450

		27,328,027

Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024 (D)	2,436,000	2,408,870
Tencent Holdings Ltd.
3.28%, 04/11/2024 (A)	1,686,000	1,660,094

		4,068,964

IT Services - 0.1%
Gartner, Inc.
4.50%, 07/01/2028 (A)	413,000	392,346
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	2,584,000	1,565,646

		1,957,992

Leisure Products - 0.0% (G)
Mattel, Inc.
5.88%, 12/15/2027 (A)	360,000	359,100

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
4.00%, 03/15/2031 (A) (D)	846,000	746,369

Machinery - 0.2%
CNH Industrial Capital LLC
5.45%, 10/14/2025	2,905,000	2,950,988

Marine - 0.2%
MV24 Capital BV
6.75%, 06/01/2034 (A)	3,233,288	3,078,090

Media - 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.13%, 07/01/2049	3,691,000	3,038,779
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A)	1,443,000	1,317,531
7.50%, 06/01/2029 (A) (D)	1,392,000	1,126,546
Comcast Corp.
4.15%, 10/15/2028	3,261,000	3,226,558
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,454,000	1,802,709
4.63%, 12/01/2030 (A)	1,217,000	719,615

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	$ 1,040,000	$ 76,700
6.63%, 08/15/2027 (A)	690,000	13,800
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027 (A)	1,031,000	933,885
DISH DBS Corp.
5.00%, 03/15/2023	1,500,000	1,497,120
Paramount Global
4.20%, 05/19/2032 (D)	1,611,000	1,384,829
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	1,617,000	1,375,529

		16,513,601

Metals & Mining - 0.8%
ArcelorMittal SA
6.55%, 11/29/2027	3,310,000	3,452,299
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	4,245,000	4,230,567
Glencore Funding LLC
2.63%, 09/23/2031 (A)	2,750,000	2,288,957
Novelis Corp.
3.25%, 11/15/2026 (A)	236,000	213,655
3.88%, 08/15/2031 (A)	236,000	199,184

		10,384,662

Multi-Utilities - 0.3%
Black Hills Corp.
3.15%, 01/15/2027	1,874,000	1,763,367
4.25%, 11/30/2023	1,419,000	1,410,106
Duke Energy Corp.
5.00%, 12/08/2027	1,126,000	1,141,593

		4,315,066

Oil, Gas & Consumable Fuels - 4.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	1,175,000	1,092,702
7.88%, 05/15/2026 (A)	2,739,000	2,810,899
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,514,000	1,348,878
Cheniere Energy Partners LP
4.00%, 03/01/2031	4,568,000	4,098,227
4.50%, 10/01/2029	1,735,000	1,628,471
Chevron USA, Inc.
3.25%, 10/15/2029	1,773,000	1,669,327
Energy Transfer LP
6.00%, 06/15/2048	4,602,000	4,495,762
EnLink Midstream Partners LP
5.05%, 04/01/2045	1,095,000	862,257
EQM Midstream Partners LP
6.50%, 07/15/2048	2,310,000	1,778,700
Exxon Mobil Corp.
3.04%, 03/01/2026	2,435,000	2,343,726
NuStar Logistics LP
5.63%, 04/28/2027	2,000,000	1,919,460
5.75%, 10/01/2025	950,000	940,034
6.00%, 06/01/2026	350,000	343,266
Occidental Petroleum Corp.
5.55%, 03/15/2026	5,870,000	5,928,700
ONEOK Partners LP
4.90%, 03/15/2025	1,134,000	1,128,860
ONEOK, Inc.
6.10%, 11/15/2032	3,448,000	3,616,897

Transamerica Funds	Page 6

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos
6.50%, 01/23/2029	$ 3,507,000	$ 3,141,662
6.84%, 01/23/2030	2,838,000	2,462,146
6.88%, 10/16/2025 (D)	2,440,000	2,443,782
7.69%, 01/23/2050	1,593,000	1,187,775
Pioneer Natural Resources Co.
2.15%, 01/15/2031	2,518,000	2,078,502
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	1,710,000	1,531,122
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037 (A)	2,628,000	2,721,100
Southwestern Energy Co.
5.38%, 03/15/2030	655,000	609,150
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	1,442,000	1,258,789

		53,440,194

Pharmaceuticals - 0.7%
Astrazeneca Finance LLC
1.20%, 05/28/2026	2,543,000	2,294,076
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	970,000	436,520
5.25%, 01/30/2030 - 02/15/2031 (A)	3,724,000	1,642,502
6.25%, 02/15/2029 (A)	520,000	239,252
7.00%, 01/15/2028 (A)	617,000	281,238
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	1,559,000	1,511,116
Royalty Pharma PLC
2.20%, 09/02/2030	2,249,000	1,828,668
Viatris, Inc.
2.30%, 06/22/2027	1,187,000	1,045,203

		9,278,575

Professional Services - 0.4%
Equifax, Inc.
2.60%, 12/01/2024	2,854,000	2,735,974
5.10%, 12/15/2027	2,333,000	2,364,443

		5,100,417

Road & Rail - 0.9%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (A)	3,386,000	3,174,397
5.50%, 01/15/2026 (A)	4,641,000	4,557,055
Norfolk Southern Corp.
4.55%, 06/01/2053	4,510,000	4,181,104

		11,912,556

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032 (D)	3,311,000	3,157,089
Broadcom, Inc.
1.95%, 02/15/2028 (A)	1,219,000	1,056,270
KLA Corp.
4.10%, 03/15/2029	2,500,000	2,463,035
Microchip Technology, Inc.
0.98%, 09/01/2024	2,433,000	2,277,411
QUALCOMM, Inc.
3.25%, 05/20/2027 - 05/20/2050	3,126,000	2,746,982
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,359,000	1,213,372
TSMC Global Ltd.
1.38%, 09/28/2030 (A)	6,595,000	5,276,187

		18,190,346

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 1.3%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (D)	$ 583,000	$ 500,344
Infor, Inc.
1.75%, 07/15/2025 (A)	2,364,000	2,150,920
NCR Corp.
5.00%, 10/01/2028 (A)	695,000	612,198
5.13%, 04/15/2029 (A)	897,000	781,256
5.25%, 10/01/2030 (A)	2,183,000	1,887,991
Oracle Corp.
3.65%, 03/25/2041	2,412,000	1,902,026
6.90%, 11/09/2052	2,744,000	3,153,579
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	3,675,000	3,558,103
Workday, Inc.
3.50%, 04/01/2027	3,475,000	3,320,685

		17,867,102

Specialty Retail - 0.2%
Lowe’s Cos., Inc.
3.75%, 04/01/2032 (D)	2,291,000	2,119,224

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.85%, 02/23/2023	1,092,000	1,090,970
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	1,432,000	1,471,164
Western Digital Corp.
2.85%, 02/01/2029	1,557,000	1,269,079

		3,831,213

Tobacco - 0.5%
BAT Capital Corp.
2.26%, 03/25/2028	3,558,000	3,053,714
Philip Morris International, Inc.
5.63%, 11/17/2029	2,505,000	2,610,523
Reynolds American, Inc.
7.25%, 06/15/2037	439,000	474,653

		6,138,890

Wireless Telecommunication Services - 0.6%
Altice France SA
5.50%, 10/15/2029 (A)	1,320,000	1,039,159
Sprint LLC
7.88%, 09/15/2023	2,510,000	2,547,442
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,000,000	1,789,640
3.88%, 04/15/2030	1,419,000	1,325,257
Vmed O2 Financing I PLC
4.75%, 07/15/2031 (A)	2,500,000	2,125,050

		8,826,548

Total Corporate Debt Securities (Cost $679,443,820)		625,211,750

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Colombia - 0.1%
Colombia Government International Bonds
4.50%, 01/28/2026	1,300,000	1,240,908

Dominican Republic - 0.1%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	782,000	665,043
5.50%, 01/27/2025 (F)	1,122,000	1,117,923

		1,782,966

Transamerica Funds	Page 7

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ecuador - 0.1%
Ecuador Government International Bonds
Zero Coupon, 07/31/2030 (A)	$ 119,808	$ 50,893
1.50% (H), 07/31/2040 (A)	435,840	182,821
2.50% (H), 07/31/2035 (A)	950,976	461,064
5.50% (H), 07/31/2030 (A)	362,880	240,852

		935,630

Qatar - 0.2%
Qatar Government International Bonds
3.88%, 04/23/2023 (A)	2,657,000	2,647,573

Uzbekistan - 0.2%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (A)	3,049,000	2,498,728

Total Foreign Government Obligations (Cost $10,324,083)		9,105,805

LOAN ASSIGNMENT - 0.3%
Commercial Services & Supplies - 0.3%
Spin Holdco, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 8.77% (B), 03/04/2028	4,731,680	3,712,003

Total Loan Assignment (Cost $4,705,316)		3,712,003

MORTGAGE-BACKED SECURITIES - 10.4%
20 Times Square Trust
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	2,550,000	2,450,288
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E,
1-Month LIBOR + 2.12%, 6.51% (B), 09/15/2034 (A)	4,630,000	4,216,242
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.42%, 4.93% (B), 05/25/2035	440,013	391,810
Series 2005-14, Class 4A1,
1-Month LIBOR + 0.44%, 4.95% (B), 05/25/2035	678,276	620,710
Series 2006-OC1, Class 2A3A,
1-Month LIBOR + 0.64%, 5.15% (B), 03/25/2036	866,966	806,608
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.13%, 4.63% (B), 03/25/2047	274,455	242,134
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM,
3.47%, 11/05/2032 (A)	5,000,000	4,465,524
Series 2019-BPR, Class CNM,
3.72% (B), 11/05/2032 (A)	3,970,000	3,367,911
Banc of America Funding Trust
Series 2007-3, Class TA2,
1-Month LIBOR + 0.18%, 4.69% (B), 04/25/2037	184,666	159,301

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.33%, 5.78% (B), 08/15/2036 (A)	$ 2,339,000	$ 2,312,227
Series 2017-DELC, Class D,
1-Month LIBOR + 1.83%, 6.28% (B), 08/15/2036 (A)	2,130,000	2,095,203
Series 2017-DELC, Class E,
1-Month LIBOR + 2.63%, 7.08% (B), 08/15/2036 (A)	1,890,000	1,865,013
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 5.58% (B), 03/15/2037 (A)	7,065,000	5,973,474
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 6.90% (B), 03/15/2037 (A)	2,570,000	1,857,845
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month Term SOFR + 1.56%, 6.04% (B), 10/15/2036 (A)	3,769,750	3,698,748
Series 2020-VKNG, Class D,
1-Month Term SOFR + 1.81%, 6.29% (B), 10/15/2037 (A)	3,010,000	2,914,888
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 6.46% (B), 11/15/2034 (A)	1,825,000	1,611,578
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month LIBOR + 0.27%, 4.78% (B), 04/25/2035	83,399	74,693
Series 2006-3, Class 3A1,
1-Month LIBOR + 0.50%, 5.01% (B), 02/25/2036	2,107,122	1,816,791
CIM Trust
Series 2021-R6, Class A1,
1.43% (B), 07/25/2061 (A)	5,882,594	5,252,659
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	38,305	35,979
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	237,846	223,769
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month LIBOR + 1.30%, 5.76% (B), 12/15/2031 (A)	2,295,200	2,193,822
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 4.69% (B), 12/27/2036 (A)	85,547	84,740
Series 2020-RPL4, Class A1,
2.00% (B), 01/25/2060 (A)	6,283,697	5,569,376
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	6,113,197	5,116,004
Series 2021-RPL3, Class A1,
2.00% (B), 01/25/2060 (A)	2,315,471	2,028,640
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	4,201,482	3,747,838
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D,
3.96% (B), 12/10/2036 (A)	7,902,000	7,436,740
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month Term SOFR + 1.75%, 6.23% (B), 12/15/2036 (A)	5,107,000	4,940,335

Transamerica Funds	Page 8

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust
Series 2017-SLP, Class B,
3.77%, 10/10/2032 (A)	$ 5,242,000	$ 5,130,887
GSCG Trust
Series 2019-600C, Class B,
3.16%, 09/06/2034 (A)	1,660,000	1,436,257
Series 2019-600C, Class C,
3.46%, 09/06/2034 (A)	4,480,000	3,849,969
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1,
1-Month LIBOR + 0.13%, 4.63% (B), 05/25/2037	148,630	77,942
ILPT Trust
Series 2019-SURF, Class C,
4.29% (B), 02/11/2041 (A)	1,930,000	1,613,292
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.22% (B), 08/25/2037	599,395	453,284
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A,
3.29%, 01/10/2037 (A)	5,000,000	4,693,689
Series 2020-NNN, Class CFX,
3.27%, 01/16/2037 (A)	2,675,000	2,375,313
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1,
3.51% (B), 03/25/2036	752,201	462,676
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (B), 04/25/2058 (A)	465,612	453,277
Mill City Mortgage Loan Trust
Series 2019-1, Class A1,
3.25% (B), 10/25/2069 (A)	4,386,116	4,201,642
MSCG Trust
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 6.11% (B), 10/15/2037 (A)	5,218,207	5,048,158
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	326,577	304,796
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	1,255,497	1,191,500
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	5,640,015	5,331,912
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	546,963	521,085
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	356,352	345,115
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	2,031,241	1,939,254
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	1,420,062	1,352,339
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	4,152,825	3,912,934
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	4,001,742	3,761,358
Series 2019-6A, Class A1B,
3.50% (B), 09/25/2059 (A)	3,859,792	3,582,177
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	2,493,569	2,370,823
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month LIBOR + 0.54%, 5.05% (B), 02/25/2046	2,434,333	1,317,974
Series 2007-QH5, Class AI1,
1-Month LIBOR + 0.42%, 4.93% (B), 06/25/2037	115,871	103,943

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust
Series 2004-A4, Class A11,
5.50%, 08/25/2034	$ 1,471,242	$ 1,418,760
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.65%, 6.05% (B), 11/11/2034 (A)	1,405,489	1,335,415
Towd Point Mortgage Trust
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	5,010,000	4,776,033

Total Mortgage-Backed Securities (Cost $153,689,033)		140,932,694

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.3%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	382,373	63,174
Uniform Mortgage-Backed Security
2.00%, TBA (E)	56,273,000	47,315,481
2.50%, TBA (E)	12,377,000	10,816,338

Total U.S. Government Agency Obligations (Cost $58,326,537)		58,194,993

U.S. GOVERNMENT OBLIGATIONS - 23.2%
U.S. Treasury - 22.2%
U.S. Treasury Bonds
1.25%, 05/15/2050	55,880,000	32,539,186
1.88%, 02/15/2051	13,021,000	8,898,022
2.00%, 02/15/2050	4,323,000	3,062,238
2.25%, 05/15/2041 - 08/15/2049	40,772,900	31,552,650
2.38%, 02/15/2042	40,425,000	32,564,233
2.50%, 05/15/2046	9,450,000	7,537,113
2.75%, 08/15/2042 - 11/15/2047	57,583,000	48,687,565
2.88%, 11/15/2046 (D)	5,220,000	4,461,673
2.88%, 05/15/2049	7,496,200	6,419,793
3.00%, 08/15/2048 - 08/15/2052	15,607,500	13,674,665
3.25%, 05/15/2042	12,331,000	11,394,615
U.S. Treasury Notes
1.13%, 02/15/2031	18,944,600	15,909,764
1.25%, 08/15/2031	1,499,000	1,254,768
1.38%, 11/15/2031	13,278,000	11,164,412
1.63%, 05/15/2031	8,034,000	6,973,261
1.75%, 05/15/2023 (D)	3,382,000	3,353,993
1.88%, 02/15/2032	9,558,400	8,364,347
2.25%, 10/31/2024	2,737,000	2,639,815
2.75%, 05/15/2025 - 08/15/2032	19,337,500	18,184,877
2.88%, 05/15/2032	10,805,000	10,261,373
3.88%, 11/30/2027 - 09/30/2029	8,874,300	8,993,074
4.13%, 09/30/2027 - 11/15/2032	11,830,200	12,309,532

		300,200,969

Transamerica Funds	Page 9

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	$ 12,453,347	$ 8,966,288
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	5,046,575	4,630,528

		13,596,816

Total U.S. Government Obligations (Cost $348,634,156)		313,797,785

COMMERCIAL PAPER - 2.8%
Banks - 0.8%
Bedford Row Funding Corp.
4.65% (I), 02/07/2023	500,000	499,566
BofA Securities, Inc.
5.21% (I), 07/13/2023	6,700,000	6,550,564
Lloyds Bank PLC
5.09% (I), 07/18/2023	1,400,000	1,368,124
Svenska Handelsbanken AB
5.06% (I), 07/24/2023	2,000,000	1,953,233

		10,371,487

Diversified Financial Services - 2.0%
Atlantic Asset Securitization LLC
4.74% (I), 02/15/2023	500,000	499,062
Glencove Funding LLC
4.77% (I), 02/17/2023	6,687,000	6,672,762
Gotham Funding Corp.
4.83% (I), 02/14/2023	8,300,000	8,285,497
Liberty Street Funding LLC
4.83% (I), 02/07/2023	700,000	699,392
Sheffield Receivables Co. LLC
4.83% (I), 03/06/2023	11,000,000	10,951,993

		27,108,706

Total Commercial Paper (Cost $37,480,498)		37,480,193

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Treasury Bills
4.28% (I), 03/09/2023	19,515,000	19,427,885
4.66% (I), 06/08/2023	1,401,000	1,378,437

Total Short-Term U.S. Government Obligations (Cost $20,812,270)		20,806,322

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (I)	11,565,888	11,565,888

Total Other Investment Company (Cost $11,565,888)		11,565,888

Principal	Value
REPURCHASE AGREEMENT - 1.5%

Fixed Income Clearing Corp., 1.80% (I), dated 01/31/2023, to be repurchased at $20,920,750 on 02/01/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 07/31/2024, and with a value of $21,338,135.

$ 20,919,704	$ 20,919,704

Total Repurchase Agreement (Cost $20,919,704)	20,919,704

Total Investments (Cost $1,526,864,903)	1,411,578,644
Net Other Assets (Liabilities) - (4.4)%	(59,828,220)

Net Assets - 100.0%	$ 1,351,750,424

Transamerica Funds	Page 10

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Ultra Bonds	1	03/22/2023	$138,033	$141,750	$3,717	$—

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$169,851,507	$—	$169,851,507
Corporate Debt Securities	—	625,211,750	—	625,211,750
Foreign Government Obligations	—	9,105,805	—	9,105,805
Loan Assignment	—	3,712,003	—	3,712,003
Mortgage-Backed Securities	—	140,932,694	—	140,932,694
U.S. Government Agency Obligations	—	58,194,993	—	58,194,993
U.S. Government Obligations	—	313,797,785	—	313,797,785
Commercial Paper	—	37,480,193	—	37,480,193
Short-Term U.S. Government Obligations	—	20,806,322	—	20,806,322
Other Investment Company	11,565,888	—	—	11,565,888
Repurchase Agreement	—	20,919,704	—	20,919,704

Total Investments	$11,565,888	$1,400,012,756	$—	$1,411,578,644

Other Financial Instruments
Futures Contracts (K)	$3,717	$—	$—	$3,717

Total Other Financial Instruments	$3,717	$—	$—	$3,717

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $580,564,403, representing 42.9% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $24,261,260, collateralized by cash collateral of $11,565,888 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $13,212,059. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the total value of Regulation S securities is $7,488,483, representing 0.6% of the Fund’s net assets.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2023; the maturity dates disclosed are the ultimate maturity dates.
(I)	Rates disclosed reflect the yields at January 31, 2023.
(J)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 11

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Bond (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Funds	Page 12

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 13